STOCK-BASED COMPENSATION	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Cepton Technologies, Inc. [Member]
STOCK-BASED COMPENSATION [Line Items]
Stock-Based Compensation

Note 10. Stock-Based Compensation

Equity Incentive Plans

On July 5, 2016, the Company adopted the 2016 Stock Plan (the Plan) under which 4,800,000 shares of the Company’s common stock were reserved for issuance to employees, nonemployee directors, consultants, and advisors. As of June 30, 2021 and December 31, 2020, there were 9,187,533 shares of common stock reserved for issuance. As of June 30, 2021 and December 31, 2020, there were 1,361,781 and 3,406,368 option shares available for future issuance, respectively.

Under the Plan, the Board of Directors may grant incentive stock options (ISO), nonqualified stock options (NQSO), and stock appreciation rights (SAR). The Board of Directors may, in its discretion, designate any option or SAR as an “early exercise option” or “early exercise SAR”. If a shareholder elects to exercise all or a portion of any early exercise option or SAR before it is vested, the shares of common stock attributable to the unvested portion of the Option or SAR are considered restricted shares and recognized as a liability.

Awards granted under the Plan may be outstanding for periods of up to 10 years following the grant date. Awards issued under the Plan must be priced at no less than 100% of the fair value of the shares on the date of the grant provided, however, that (i) the exercise price of an ISO will not be less than 100% of the fair value of the shares on the date of grant, and (ii) the exercise price of an ISO and NSO granted or the purchase price under the stock issuance program to a 10% stockholder will not be less than 110% of the fair value of the shares on the date of grant. Fair value is determined by the Board of Directors.

Outstanding awards generally vest over four years. Certain nonemployee awards vest over two years. Award shares are subject to a right of first refusal with respect to any proposed transactions up through the time the Company’s common stock is registered under Section 12 of the 1934 Exchange Act.

Restricted Common Stock Awards

Unvested early exercise options or SARs are considered restricted shares and are subject to repurchase by the Company in the event the shareholders’ employment is terminated. The Company may, at its option, repurchase said shares at the lesser of (i) the price paid by the shareholder to exercise the award or (ii) the fair market value of the Company’s common stock determined on the date of the repurchase. During the vesting term, holders of restricted stock awards are deemed to be a common stock shareholder and have dividend and voting rights.

The Company did not grant any early exercise options during the six months ended June 30, 2021 and the Company did not repurchase any of the unvested restricted shares as of June 30, 2021. The total intrinsic value of outstanding unvested restricted stock awards was $966,000 as of June 30, 2021.

Incentive Stock Options and Nonqualified Stock Options

A summary of the Company’s employee and nonemployee stock option activity for the six months ended June 30, 2021 is presented below:

		Options Outstanding
	Shares	Weighted Average Exercise Price	Weighted Average Remaining Contract Term (in years)	Aggregate Intrinsic Value (in thousands)
Options outstanding as of December 31, 2020	5,221,283	$1.43	7.6	$8,550
Granted	2,214,670	11.48
Exercised	(190,602)	1.36
Expired/Forfeited	(170,083)	6.67
Options outstanding as of June 30, 2021	7,075,268	$4.45	7.9	$60,890
Exercisable, June 30, 2021	3,168,956	1.07	6.3	$37,994
Vested and expected to vest as of June 30, 2021	7,075,268	$4.45	7.9	$60,890

During the six months ended June 30, 2021 and June 30, 2020, the estimated weighted-average grant-date fair value of options granted was $7.02 and $1.21 per share, respectively. As of June 30, 2021, there was $15.8 million of unrecognized stock-based compensation related to unvested stock options expected to be recognized over a weighted-average period of 3.07 years. The total intrinsic value of options exercised during the six months ended June 30, 2021 and June 30, 2020 was $738,000 and $2,231,000. The Company recognizes forfeitures as they occur.

Stock-Based Compensation

For the six months ended June 30, 2021 and 2020, the Company recorded stock-based compensation expense related to options granted to employees and nonemployees as follows (in thousands):

	Six Months Ended June 30,
	2021	2020
Cost of revenue	$20	$16
Research and development expense	1,386	232
Selling, general and administrative expense	671	140
Total stock-based compensation expense	$2,077	$388

For the six months ended June 30, 2021 and 2020, the Company capitalized $20,000 and $19,000, respectively, of stock-based compensation expense into inventory.

Note 10. Stock-Based Compensation

Equity Incentive Plans

On July 5, 2016, the Company adopted the 2016 Stock Plan (the Plan) under which 4,800,000 shares of the Company’s common stock were reserved for issuance to employees, nonemployee directors, consultants, and advisors. As of December 31, 2020 and 2019, there were 9,187,533 and 6,300,000 shares of common stock reserved for issuance, respectively. As of December 31, 2020 and 2019, there were 3,406,368 and 1,020,294 option shares available for future issuance, respectively.

Under the Plan, the Board of Directors may grant incentive stock options (ISO), nonqualified stock options (NQSO), and stock appreciation rights (SAR). The Board of Directors may, in its discretion, designate any option or SAR as an “early exercise option” or “early exercise SAR”. If a shareholder elects to exercise all or a portion of any early exercise option or SAR before it is vested, the shares of common stock attributable to the unvested portion of the Option or SAR are considered restricted shares and recognized as a liability.

Awards granted under the Plan may be outstanding for periods of up to 10 years following the grant date. Awards issued under the Plan must be priced at no less than 100% of the fair value of the shares on the date of the grant provided, however, that (i) the exercise price of an ISO will not be less than 100% of the fair value of the shares on the date of grant, and (ii) the exercise price of an ISO and NSO granted or the purchase price under the stock issuance program to a 10% stockholder will not be less than 110% of the fair value of the shares on the date of grant. Fair value is determined by the Board of Directors.

Outstanding awards generally vest over four years. Certain nonemployee awards vest over two years. Award shares are subject to a right of first refusal with respect to any proposed transactions up through the time the Company’s common stock is registered under Section 12 of the 1934 Exchange Act.

Restricted Common Stock Awards

Unvested early exercise options or SARs are considered restricted shares and are subject to repurchase by the Company in the event the shareholders’ employment is terminated. The Company may, at its option, repurchase said shares at the lesser of (i) the price paid by the shareholder to exercise the award or (ii) the fair market value of the Company’s common stock determined on the date of the repurchase. During the vesting term, holders of restricted stock awards are deemed to be a common stock shareholder and have dividend and voting rights.

On August 20, 2020, the Company granted 150,000 early exercise option awards under the 2016 Plan to one independent contractor. The options vest over 24 equal monthly installments beginning on August 10, 2020. On December 29, 2020, the option holder elected to early exercise all granted awards, purchasing the related shares for $2.02 per share or aggregate consideration of $303,000. At the time of exercise, 25,000 shares were fully vested with the remainder being unvested. On the date of purchase, the Company recognized the vested portion purchased as common stock issued with additional paid in capital. The Company recognized a liability associated with the unvested restricted shares, recording a liability included in accrued expenses and other long-term liabilities of $151,500 and $101,000, respectively. As shares of restricted stock vest, the Company will reclassify the liability to common stock and additional paid in capital. The Company did not grant any early exercise options in 2019.

As of December 31, 2020, the Company had not repurchased any of the unvested restricted shares. The fair value of the Company’s common stock on the date the early exercise options were granted was $2.02 per share. The fair value of the Company’s common stock on the date the restricted shares were issued was $3.07 per share. The total intrinsic value of outstanding unvested restricted stock awards was $131,000 as of December 31, 2020.

Incentive Stock Options and Nonqualified Stock Options

A summary of the Company’s employee and nonemployee stock option activity for the years ended December 31, 2020 and 2019 is presented below:

		Options Outstanding
	Shares	Weighted Average Exercise Price	Weighted Average Remaining Contract Term (in years)	Aggregate Intrinsic Value (in thousands)
Options outstanding as of December 31, 2018	4,231,042	$0.82	8.6	$5,844
Granted	1,442,000	1.97
Exercised	(135,833)	0.23
Expired/Forfeited	(512,294)	1.06
Options outstanding as of December 31, 2019	5,024,915	$1.14	8.2	$6,732
Granted	1,705,000	2.39
Exercised	(305,091)	1.57
Expired/Forfeited	(1,203,541)	1.53
Options outstanding as of December 31, 2020	5,221,283	$1.43	7.6	$8,550
Exercisable, December 31, 2020	2,768,000	0.75	6.5	$6,419
Vested and expected to vest as of December 31, 2020	5,221,283	$1.43	7.6	$8,550

During the years ended December 31, 2020 and 2019, the estimated weighted-average grant-date fair value of options granted was $1.24 and $1.02 per share, respectively. As of December 31, 2020, there was $3,000,000 of unrecognized stock-based compensation related to unvested stock options expected to be recognized over a weighted-average period of 2.89 years. The total intrinsic value of options exercised during the years ended December 31, 2020 and 2019 was $458,000 and $386,000. The Company recognizes forfeitures as they occur.

Stock-Based Compensation

The fair value of employee stock option grants is estimated by the Company on the date of grant using the Black-Scholes option pricing model with the following weighted average assumptions:

	Year Ended December 31,
	2020	2019
Expected life (years)	6 – 6.25	6.25
Risk-free interest rate	0.36 – 1.21%	1.63 – 2.34%
Expected volatility	50 – 70%	50 – 57%
Dividend yield	—%	—%

Expected volatility is estimated based on historical volatilities of comparable public companies operating in the Company’s industry. The expected life of the options represents the period the options are expected to be outstanding and is estimated using the simplified method. The Company believes it is appropriate to use the simplified method in determining the expected life of options because the Company does not have sufficient historical exercise data to provide a reasonable basis upon which to estimate the expected term for options. The risk-free interest rate is based on the U.S. Treasury yield curve in effect at the time of grant. The Company uses the same inputs to estimate the fair value of awards granted to nonemployees.

For the years ended December 31, 2020 and 2019, the Company recorded stock-based compensation expense related to options granted to employees and nonemployees as follows (in thousands):

	Year Ended December 31,
	2020	2019
Cost of revenue	$27	$22
Research and development expense	564	440
Selling, general and administrative expense	119	287
Total stock-based compensation expense	$710	$749

For the year ended December 31, 2020, the Company capitalized $42,000 of stock-based compensation expense into inventory. The Company did not capitalize stock-based compensation expense into inventory during 2019.